ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Streamex Exchange Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSE
	March 31, 2025	December 31, 2024

Accounts payable	$253,379	$284,561
Accrued liabilities	102,128	-
	$355,507	$284,561

December 31, 2024
$
Accounts payable	284,561